Trade and Other Payables - Schedule of Trade and Other Payables (Parenthetical) (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade And Other Payables [Abstract]
Accrued expenses	€ 13,809	€ 18,682	€ 19,395